Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Sales			$ 78,760
Operating expenses (notes 12, 16, 17)
General and administration	$ 15,561,217	$ 22,373,798	27,873,140
Research and development	14,224,287	18,962,080	10,870,421
Loss before other income (expenses)	(29,785,504)	(41,335,878)	(38,664,801)
Interest income (note 6)	2,038,465	1,237,632	106,001
Gain (loss) on foreign exchange	(712,717)	2,761,935	1,892,023
Change in derivative liability (note 10)	181,725	6,241,221	4,916,304
Other income (note 18)	149,739	164,443	112,229
Net loss and comprehensive loss for the year	$ (28,128,292)	$ (30,930,647)	$ (31,638,244)
Basic net loss per share (in CAD per share)	$ (0.44)	$ (0.49)	$ (0.73)
Diluted net loss per share (in CAD per share)	$ (0.44)	$ (0.49)	$ (0.73)
Weighted average number of common shares outstanding, basic	64,463,087	62,505,982	43,222,819
Weighted average number of common shares outstanding, diluted	64,463,087	62,505,982	43,222,819